Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Operating Results of Discontinued Operations	The amounts in the table below reflect the operating results and gain on sale of the Divested Benefits Continuation Businesses reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:
	Year Ended December 31,
	2017	2016
Net revenues	$—	$4.8
Loss from operations before income taxes	—	(0.8)
Gain on sale of businesses	0.5	21.0
Income tax expense	(0.2)	(10.3)
Income from discontinued operations, net of income taxes	$0.3	$9.9
Depreciation and amortization	$—	$—
Capital expenditures	$—	$—

LifeWorks [Member]
Schedule of Operating Results of Discontinued Operations

The amounts in the table below reflect the operating results of LifeWorks reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:

	Year Ended December 31,
	2018	2017	2016
Net revenues	$28.3	$79.9	$80.8
(Loss) income from operations before income taxes	(0.9)	(0.4)	7.1
Income tax expense	(24.9)	(4.9)	(11.1)
Loss from discontinued operations, net of income taxes	$(25.8)	$(5.3)	$(4.0)
Depreciation and amortization	$1.4	$4.1	$4.1
Capital expenditures	$—	$0.2	$0.3

The amounts in the table below reflect the assets and liabilities reported as discontinued operations for LifeWorks:

December 31,
2017
Assets:
Cash and equivalents	$5.4
Trade and other receivables, net	13.3
Prepaid expenses	1.5
Property, plant, and equipment, net	1.8
Other intangible assets, net	5.9
Goodwill	126.3
Other assets	2.0
Assets of discontinued operations	$156.2
Liabilities:
Accounts payable	$4.4
Deferred revenue	2.8
Employee compensation and benefits	1.2
Other liabilities	10.9
Liabilities of discontinued operations	$19.3

UK Business [Member]
Schedule of Operating Results of Discontinued Operations

The amounts in the table below reflect the operating results of the UK Business reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:

	Year Ended December 31,
	2017	2016
Net revenues	$—	$37.0
Income from operations before income taxes	—	0.5
(Loss) gain on sale of businesses	(1.0)	5.9
Income tax benefit	—	0.2
(Loss) income from discontinued operations, net of income taxes	$(1.0)	$6.6
Depreciation and amortization	$—	$1.3
Capital expenditures	$—	$0.7